Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2014
Fair Value Measurements [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
	September 30, 2014
	Level 2	Level 3	Total
Assets:
Foreign exchange forward contracts not
designated as hedging instruments	$4,473	$-	$4,473
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,482)	-	(1,482)
Foreign exchange forward contracts
designated as hedging instruments	(952)		(952)
Obligations in connection with acquisitions	-	(61,466)	(61,466)
	$2,039	$(61,466)	$(59,427)

	December 31, 2013
	Level 2	Level 3	Total
Assets:
Long term investment	$1,634	$-	$1,634
Foreign exchange forward contracts not
designated as hedging instruments	301	-	301
Foreign exchange forward contracts
designated as hedging instruments	153	-	153
Liabilities:
Foreign exchange forward contracts not
designated as hedging instruments	(1,543)	-	(1,543)
Obligations in connection with acquisitions	-	(29,025)	(29,025)
	$545	$(29,025)	$(28,480)

Reconciliation of Fair Value Measurements of Assets and Liabilities Utilizing Level 3 Inputs
Obligations in connection with acquisitions

Fair value as of December 31, 2013	$29,025
Payments	(10,795)
Additions	44,525
Gains recognized in earnings, net	(1,289)
Fair value as of September 30, 2014	$61,466

Schedule of Balance Sheet Classification and Fair Values of Derivative Instruments
		Fair Value		Notional Amount
		September 30,	December 31,	September 30,	December 31,
	Balance sheet location	2014	2013	2014	2013
Assets derivatives - Foreign exchange contracts, not designated as hedging instruments	Other current assets	$4,473	$301	$63,000	$12,490
Assets derivatives - Foreign exchange contracts, designated as cash flow hedge	Other current assets	-	153	-	5,760
Liability derivatives - Foreign exchange contracts, not designated as hedging instruments	Accrued expenses and other current liabilities	(1,482)	(1,543)	45,700	54,000
Liability derivatives - Foreign exchange contracts,designated as cash flow hedge	Accrued expenses and other current liabilities	(952)	-	18,150	-
		$2,039	$(1,089)	$126,850	$72,250